UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2010

Check here if Amendment [ ]; Amendment Number: ______
This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Interlachen Capital Group LP
Address:  800 Nicollet Mall, Suite 2500
          Minneapolis, Minnesota 55402

13F File Number: 28-12751

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Jonathan D. Havice
Title:    Managing Partner
Phone:    (612) 659-4450


Signature, Place, and Date of Signing:

     /s/ Jonathan D. Havice     Minneapolis, MN      May 14, 2010
     ------------------------ ------------------  -------------------
     [Signature]               [City, State]       [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                   0
Form 13F Information Table Entry Total:             44
Form 13F Information Table Value Total:       $1,084,054
                                           (thousands)

List of Other Included Managers:

NONE

        FORM 13F INFORMATION TABLE

              COLUMN 1        COLUMN 2       COLUMN 3  COLUMN 4      COLUMN 5             COLUMN 6    COLUMN 7 COLUMN 8
                              TITLE OF                 VALUE                   SH/  PUT/  INVESTMENT  OTHER    VOTING AUTHORITY
           NAME OF ISSUER       CLASS        CUSIP     (x$1000)      AMOUNT    PRN  CALL  DISCRETION  MANAGERS SOLE    SHARED  NONE
A D C TELECOMMUNICATIONS    NOTE 3.500% 7/1  000886AE1        4927    6000000  PRN         SOLE
AIRTRAN HLDGS INC           NOTE 5.250%11/0  00949PAD0        2085    1950000  PRN         SOLE
AMR CORP                    CALL             001765906       18216    1999600   SH  CALL   SOLE
ANNALY CAP MGMT INC         NOTE 4.000% 2/1  035710AA0       14627   14500000  PRN         SOLE
APPLE INC                   CALL             037833900       23500     100000   SH  CALL   SOLE
CHINA MED TECHNOLOGIES INC  SPONSORED ADR    169483104         184      13532   SH         SOLE                 13532
CHINA MED TECHNOLOGIES INC  NOTE 4.000% 8/1  169483AC8        6230   10000000  PRN         SOLE
CITIGROUP INC               PUT              172967951       38869    9597300   SH   PUT   SOLE                 9597300
CONOCOPHILLIPS              CALL             20825C904       51170    1000000   SH  CALL   SOLE
DELL INC                    CALL             24702R901       15020    1000000   SH  CALL   SOLE
DELTA AIR LINES INC DEL     CALL             247361902       13522     926800   SH  CALL   SOLE
DYNEGY INC DEL              CL A             26817G102        2149    1705300   SH         SOLE                 1705300
DYNEGY INC DEL              CALL             26817G902         363     287700   SH  CALL   SOLE
E TRADE FINANCIAL CORP      COM              269246104        3723    2253242   SH         SOLE                 2253242
E TRADE FINANCIAL CORP      CALL             269246904         435     263000   SH  CALL   SOLE
ENERGY PARTNERS LTD         COM NEW          29270U303       10621     872029   SH         SOLE                 872029
GLOBAL INDS LTD             DBCV 2.750% 8/0  379336AE0        3245    5000000  PRN         SOLE
GOLDMAN SACHS GROUP INC     CALL             38141G904       17063     100000   SH  CALL   SOLE
GRAMERCY CAP CORP           COM              384871109         912     326754   SH         SOLE                 326754
INVACARE CORP               SDCV 4.125% 2    461203AD3        7221    6000000  PRN         SOLE
ISHARES TR INDEX            CALL             464287904       14156     336200   SH  CALL   SOLE
KKR FINANCIAL HLDGS LLC     NOTE 7.500% 1/1  48248AAD0        6750    5500000  PRN         SOLE
MAGUIRE PPTYS INC           COM              559775101        3418    1109900   SH         SOLE                 1109900
MOODYS CORP                 PUT              615369955       42167    1417400   SH   PUT   SOLE                 1417400
MORGAN STANLEY              PUT              617446958       29291    1000000   SH   PUT   SOLE                 1000000
OMNICARE INC                DBCV 3.250%12/1  681904AL2       12694   15000000  PRN         SOLE
PROSHARES TR                CALL             74347R907       28445     584200   SH  CALL   SOLE
RITE AID CORP               NOTE 8.500% 5/1  767754BU7        5062    5000000  PRN         SOLE
SIRIUS XM RADIO INC         COM              82967N108        1373    1576739   SH         SOLE                 1576739
SMITH & WESSON HLDG CORP    COM              831756101        2281     601888   SH         SOLE                 601888
SPDR S&P 500 ETF TR         PUT              78462F953      526500    4500000   SH   PUT   SOLE                 4500000
SPDR SERIES TRUST           PUT              78464A958       29930    1500000   SH   PUT   SOLE                 1500000
STRATEGIC HOTELS & RESORTS  COM              86272T106        4948    1164222   SH         SOLE                 1164222
TOREADOR RES CORP           COM              891050106         638      77972   SH         SOLE                 77972
U S AIRWAYS GROUP INC       NOTE 7.000% 9/3  90341WAB4         999    1000000  PRN         SOLE
UAL CORP                    NOTE 4.500% 6/3  902549AH7       10829   11000000  PRN         SOLE
UAL CORP                    CALL             902549907       19454     995000   SH  CALL   SOLE
UNITED STATES NATL GAS FUND UNIT             912318102        2770     400800   SH         SOLE                 400800
UNITED STATES NATL GAS FUND PUT              912318952       21421    3100000   SH   PUT   SOLE                 3100000
UNITED STATES OIL FUND LP   CALL             91232N908       40290    1000000   SH  CALL   SOLE
UNITEDHEALTH GROUP INC      CALL             91324P902       32669    1000000   SH  CALL   SOLE
USEC INC                    NOTE 3.000%10/0  90333EAC2        5604    7000000  PRN         SOLE
VIROPHARMA INC              NOTE 2.000% 3/1  928241AH1        6663    7000000  PRN         SOLE
WESTERN REFNG INC           NOTE 5.750% 6/1  959319AC8        1620    2000000  PRN         SOLE